ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES

Accrued expenses consist of:

	June 30,	December 31,
	2024	2023
	(in thousands)
Consideration payable to selling stockholder	$9,159	$8,840
Accrued government taxes	5,821	5,580
Accrued interest	2,158	2,047
Accrued salaries and benefits	662	657
Accruals to social agencies	507	669
Other accrued expenses	516	322
Total	$18,823	$18,115